Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Hydro One [Member]	Common Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Non-controlling Interest [Member]
Beginning balance at Dec. 31, 2021	$ 10,956	$ 10,888	$ 5,688	$ 38	$ 5,174	$ (12)	$ 68
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,056	1,050			1,050		6
Other comprehensive (loss) income (Note 7)	23	23				23
Distributions to noncontrolling interest (Note 27)	(8)						(8)
Dividends on common shares (Note 24)	(662)	(662)			(662)
Common shares issued	3	3	11	(8)
Stock-based compensation	4	4		4
Ending balance at Dec. 31, 2022	11,372	11,306	5,699	34	5,562	11	66
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,092	1,085			1,085		7
Other comprehensive (loss) income (Note 7)	(14)	(14)				(14)
Distributions to noncontrolling interest (Note 27)	(8)						(8)
Dividends on common shares (Note 24)	(700)	(700)			(700)
Common shares issued	0	0	7	(7)
Stock-based compensation	3	3		3
Ending balance at Dec. 31, 2023	$ 11,745	$ 11,680	$ 5,706	$ 30	$ 5,947	$ (3)	$ 65